Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

In accordance with ASC 855-10, we have analyzed events and transactions that occurred subsequent to September 30, 2023 through the date these financial statements were issued and have determined that we do not have any other material subsequent events to disclose or recognize in these financial statement.

NOTE 16 – SUBSEQUENT EVENTS

In accordance with ASC 855-10, we have analyzed events and transactions that occurred subsequent to December 31, 2022, through the date these financial statements were issued and have determined that we do not have any other material subsequent events to disclose or recognize in these financial statements.